Shareholder Fees - PIMCO Government Money Market Fund	Dec. 01, 2021 USD ($)	[1]
Institutional
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):
I-2
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):
M
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):
Administrative
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):
A
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):
C
Shareholder Fees:
Shareholder Fees (fees paid directly from your investment):

[1]	Regular sales charges may apply when Class A shares of the Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust.